Cover	Apr. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2024
Entity File Number	333-201215
Entity Registrant Name	Pedro’s List, Inc.
Entity Central Index Key	0001627554
Entity Tax Identification Number	32-0450509
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11700 West Charleston Blvd.
Entity Address, Address Line Two	Suite 170-174
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	985-7544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false